Stockholders' Equity (Details) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended		99 Months Ended	108 Months Ended				1 Months Ended	3 Months Ended			1 Months Ended
	Oct. 31, 2011	Feb. 28, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012	Jun. 14, 2010	Feb. 16, 2010 Individual	Jan. 05, 2010	Sep. 30, 2003 Chief Executive Officer [Member]	Dec. 31, 2003 Chief Executive Officer [Member]	Jun. 14, 2010 Officer [Member]	Jan. 05, 2010 Director [Member]	Oct. 31, 2011 Consultants [Member]	Oct. 21, 2011 Consultants [Member]	Jun. 14, 2010 Consultants [Member]	Jan. 05, 2010 Consultants [Member]
Stockholder's Equity (Textual)
Common stock, shares authorized			50,000,000		50,000,000	50,000,000	50,000,000	50,000,000	25,000,000		3,310,000			5,000,000	200,000		2,934,360	20,000,000	3,110,000
Common stock, par value (in dollars per share)			$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.05		$ 0.05						$ 0.05
Common stock, value, issued			$ 32,574		$ 32,574	$ 29,640	$ 32,574	$ 32,574						$ 250,000	$ 10,000		$ 146,718	$ 1,000,000	$ 155,500
Stock issued for compensation, Value												100
Stock issued for compensation, Shares	2,934,360											100,000	100,000
Common stock sold to individuals		1,230,000
Common stock sold to individuals, Value		61,500				61,500										146,718
Sale of stock, price per share										$ 0.05
Number of individuals received common stock										69
Payment of accrued expenses by stockholder						$ 12,650	$ 12,650	$ 12,650